Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets		$ 20,382,605	$ 20,382,605
IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 4,123,054
Financial liabilities	1,112,806
IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	96,943
IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,657,154
IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,368,957
IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,112,806
IAS 39 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			4,327,314
Financial liabilities			1,095,154
IAS 39 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			1,248,775
IAS 39 [member] | Financial derivative contracts [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			1,095,154
IAS 39 [member] | Available for sale instruments [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			2,663,478
Recurring Fair Value Measurement [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,123,054
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	322,241
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	788,133
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,123,054
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	322,241
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	788,133
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,525,840
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,570,058
Financial liabilities	1,112,237
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	322,192
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	787,613
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	27,156
Financial liabilities	569
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	49
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	520
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	67,430
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,014
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	29,513
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,352,084
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	196,439
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	332,560
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,378
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,458,410
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,352,084
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,979
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	330,654
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	198,744
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	190,460
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,906
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,378
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,368,957
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,368,957
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,341,801
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,112,237
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	27,156
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	569
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	342,993
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,021,701
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	46
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Fair Value [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	342,993
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Fair Value [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,021,701
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Fair Value [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Fair Value [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	46
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Level 2 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	342,375
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Level 2 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	995,163
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Level 2 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Level 2 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	46
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Level 3 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	618
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Level 3 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	26,538
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	332,560
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 6,378
Recurring Fair Value Measurement [Member] | IAS 39 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			4,327,314
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			333,482
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			759,216
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			86
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			2,370
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			333,482
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			759,216
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			86
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			2,370
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			1,094,549
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			333,482
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			758,611
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			86
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			2,370
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			605
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			605
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			1,248,775
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			316,901
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			316,848
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			1,094,549
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			53
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities			605
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			316,901
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			930,744
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			421
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			709
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Fair Value [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			930,744
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Fair Value [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			421
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Fair Value [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			709
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Fair Value [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			4,327,314
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Level 1 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			2,613,761
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Level 2 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			900,269
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Level 2 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			421
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Level 2 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			709
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Level 2 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			1,683,025
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Level 3 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			30,475
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Derivative financial instruments [member] | Level 3 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			30,528
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			7,126
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			381,262
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			8,147
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			18,521
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			415,061
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			7,126
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			5
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			381,262
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			8,147
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			18,521
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			409,197
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			7,126
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			378,636
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 1 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			4,914
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 1 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			18,521
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			5,864
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			5
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 2 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			2,626
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading Portfolio Financial Assets [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			3,233
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			2,663,478
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			1,783,877
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			420,687
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			300,740
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			10,412
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Fair Value [Member] | Other investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			1,248,775
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			2,204,564
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			1,783,877
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			420,687
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets			458,914
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			300,740
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 2 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			10,412
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 2 [Member] | Other investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			1,218,247
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available for sale instruments [member] | Level 3 [Member] | Other investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			30,528
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			2,663,478
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			420,687
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			300,740
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			147,762
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial Investments Available-for-Sale [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets			$ 147,762